Scudder
U.S. Treasury Money
Fund

Semiannual Report
December 31, 1995



o A money market fund investing in short-term U.S. government securities. For investors seeking current income plus liquidity and stability of capital.

o A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

Shares of Scudder U.S. Treasury Money Fund are not insured or guaranteed by the U.S. government. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there can be no assurance that the stable net asset value will be maintained.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

59-6-26
MIS59S

SCUDDER U.S. TREASURY MONEY FUND

         TABLE OF CONTENTS

    3   Letter from the Fund's President

    4   Portfolio Management Discussion
        Your   portfolio   management   team  reviews  the  period's   investing
        strategies, financial markets, and economic conditions

    6   Investment Portfolio
        Itemized list of portfolio holdings

    8   Financial Statements

   11   Financial Highlights

   12   Notes to Financial Statements

   15   Tax Information

   17   Officers and Trustees

   18   Investment Products and Services

   19   How to Contact Scudder

LETTER FROM THE FUND'S PRESIDENT

Dear Shareholders,

         U.S. stock and bond markets surged in 1995. Stocks climbed dramatically as interest rates dropped and corporate profits grew. Bond prices rose significantly -- the third best 12-month total return on record -- in response to falling interest rates and a favorable outlook for inflation.

         Money market funds generally provided attractive returns during the semiannual period, despite falling interest rates that resulted in lower yields. As of December 31, 1995, for example, government money funds on average posted a 7-day yield of 4.95%. By comparison, Scudder U.S. Treasury Money Fund's 7-day net annualized yield was 4.89% as of December 31, 1995. Money funds consistently attracted assets, ending the year at approximately $775 billion in total assets, up from approximately $697 billion six months ago (source: IBC's Money Fund Report).

         Continued interest in money market investments stemmed partly from the fact that investors seeking the lower risk of money funds compared with stocks and bonds found yields that were generally more attractive than those available from bank savings accounts and certificates of deposit (although the funds are not insured or guaranteed by the U.S. government). In addition, money funds provide solid real (inflation-adjusted) returns currently well above the rate of inflation, which now stands at about 2%. We expect this situation to continue given our outlook for the same or a lower rate of inflation in 1996.

         While yields will continue to fluctuate with prevailing interest rates, Scudder U.S. Treasury Money Fund is designed to provide a relatively safe place for your short-term investment needs. The Fund seeks to maintain a constant $1.00 share price (although this cannot be guaranteed), and has done so since its inception in 1980. Please call a Scudder Investor Relations representative at 1-800-225-2470 if you have any questions. Thank you for choosing Scudder U.S. Treasury Money Fund to help meet your investment needs.

Sincerely,

/s/David S. Lee
David S. Lee
President,
Scudder U.S. Treasury Money Fund

SCUDDER U.S. TREASURY MONEY FUND
PORTFOLIO MANAGEMENT DISCUSSION

Dear Shareholders,

     Scudder U.S. Treasury Money Fund posted a competitive 4.89% 7-day net annualized yield at the close of the semiannual period ended December 31, 1995. The Fund provided investors with $0.025 per share in income distributions, contributing to a 2.56% total return for the period. The Fund continues to focus on the highest-quality money market investments available -- short-term U.S. Treasury securities -- which are backed by the full faith and credit of the U.S. government.

                             Challenges in a Falling
                            Interest Rate Environment

     Money fund managers have limited means available to help preserve yields in a declining interest-rate environment. The principal technique for doing so is the manipulation of a fund's average maturity. When interest rates fall, cash received from maturing investments generally must be reinvested at lower rates, causing yields of money market funds to decline. With the economy continuing to slow, the Federal Reserve may lower interest rates further. In view of this outlook, we extended the fund's average maturity during the period to lock in current, higher yields offered by money market investments. Scudder U.S. Treasury Money Fund's average maturity was 59 days at the close of the six-month fiscal period -- just slightly shorter than the 60-day average maturity limit for money funds receiving a highest-quality rating from Standard & Poor's. By comparison, the Fund's average maturity was 55 days as of June 30, 1995. We intend to keep the Fund's average maturity as close to its 60-day maximum as is necessary to capture higher yields.

                                Portfolio Review

     In keeping with its objective, a major portion of the Fund (70%) is invested in U.S. Treasury securities. These securities provide the Fund with an extra measure of safety, due to their U.S. government backing. Furthermore, the income generated by these securities is exempt from both state and local income taxes.

     The Fund invested approximately 30% of its assets in repurchase agreements at the end of the period. These short-term loans typically provide yield advantages over money market instruments with comparable maturities. In fact, during much of the period, overnight repurchase agreements posted higher yields than money-market securities with longer maturities. This situation ran counter to typical yield differentials between short- and longer-term money market instruments, and is known in the industry as an "inverted yield curve." While it is tempting to consider investing even more heavily in these types of very-short-term instruments for their attractive return potential, we remain cautious about doing so. If short-term interest rates decline further, we expect the inverted yield curve to reverse itself. In that event, long-term Treasury money market securities provide higher yields and help us lock in more attractive returns.

                                  Looking Ahead

     With the economy moving at its current slow pace and inflation under control, Scudder U.S. Treasury Money Fund should continue to lean toward longer-term money market securities. Meanwhile, quality investments should help provide a stable share price. Given these characteristics, we believe Scudder U.S. Treasury Money Fund remains an appropriate place for your short-term investment needs and can play an important role in your investment plan. Please call Scudder Investor Relations at 1-800-225-2470 if you have any questions about your Fund.

Sincerely,

Your Portfolio Management Team

/s/Stephen L. Akers                 /s/Robert T. Neff
Stephen L. Akers                    Robert T. Neff

/s/Debra A. Hanson                  /s/K. Sue Cote
Debra A. Hanson                     K. Sue Cote

SCUDDER U.S. TREASURY MONEY FUND
INVESTMENT PORTFOLIO  AS OF DECEMBER 31, 1995 (UNAUDITED)
-------------------------------------------------------------------------------

   % of      Principal                                                                    Value ($)
 Portfolio    Amount ($)                                                                   (Note A)
---------------------------------------------------------------------------------------------------
           ----------------------------------------------------------------------------------------
  30.0%    REPURCHASE AGREEMENTS
           ----------------------------------------------------------------------------------------

           41,000,000   Repurchase Agreement with Donaldson, Lufkin
                         & Jenrette Securities Corp. dated 12/29/95
                         at 5.85%, to be repurchased at $41,026,650
                         on 1/2/96, collateralized by a $36,733,000
                         U.S. Treasury Note, 7.625%, 2/15/07 . . . . . . . . . . . . .   41,000,000

           37,000,000   Repurchase Agreement with J.P. Morgan and Co.
                         dated 12/26/95 at 5.7%, to be repurchased
                         at $37,082,017 on 1/9/96, collateralized
                         by a $33,142,000 U.S. Treasury Note,
                         7.875%, 8/15/01 . . . . . . . . . . . . . . . . . . . . . . .   37,000,000

           4,976,000    Repurchase Agreement with State Street
                         Bank and Trust Company dated 12/29/95
                         at 5.75%, to be repurchased at $4,979,179
                         on 1/2/96, collateralized by a $4,980,000
                         U.S. Treasury Note, 7.625%, 4/30/96 . . . . . . . . . . . . .    4,976,000

           35,000,000   Repurchase Agreement with U.B.S. Securities
                         dated 12/27/95 at 5.55%, to be repurchased
                         at $35,037,771 on 1/3/96, collateralized by
                         a $30,845,000 U.S. Treasury Note,
                         7.875%, 11/15/04. . . . . . . . . . . . . . . . . . . . . . .   35,000,000
                                                                                       ------------
                        TOTAL REPURCHASE AGREEMENTS
                         (Cost $117,976,000) . . . . . . . . . . . . . . . . . . . . .  117,976,000
                                                                                       ------------

           ----------------------------------------------------------------------------------------
  70.0%    U.S. TREASURY OBLIGATIONS
           ----------------------------------------------------------------------------------------

           10,000,000  U.S. Treasury Bill, 5.16%, 1/4/96 . . . . . . . . . . . . . . .    9,994,269
           10,000,000  U.S. Treasury Bill, 5.23%, 1/11/96. . . . . . . . . . . . . . .    9,984,040
           15,000,000  U.S. Treasury Bill, 5.12%, 1/18/96. . . . . . . . . . . . . . .   14,961,711
           15,000,000  U.S. Treasury Bill, 5.15%, 2/1/96 . . . . . . . . . . . . . . .   14,931,661
           20,000,000  U.S. Treasury Bill, 5.19%, 2/8/96 . . . . . . . . . . . . . . .   19,888,114
           15,000,000  U.S. Treasury Bill, 5.05%, 2/15/96. . . . . . . . . . . . . . .   14,903,738
           15,000,000  U.S. Treasury Bill, 4.66%, 2/22/96. . . . . . . . . . . . . . .   14,897,692
           10,000,000  U.S. Treasury Bill, 4.50%, 2/29/96. . . . . . . . . . . . . . .    9,925,541
           15,000,000  U.S. Treasury Bill, 4.78%, 3/7/96 . . . . . . . . . . . . . . .   14,867,850
           16,000,000  U.S. Treasury Bill, 4.84%, 3/14/96. . . . . . . . . . . . . . .   15,842,240
           13,000,000  U.S. Treasury Bill, 4.81%, 3/21/96. . . . . . . . . . . . . . .   12,860,770
           10,000,000  U.S. Treasury Bill, 4.88%, 3/28/96. . . . . . . . . . . . . . .    9,882,000
           13,000,000  U.S. Treasury Bill, 4.93%, 4/4/96 . . . . . . . . . . . . . . .   12,833,080
           15,000,000  U.S. Treasury Bill, 4.91%, 4/11/96. . . . . . . . . . . . . . .   14,794,200
           15,000,000  U.S. Treasury Bill, 4.90%, 4/18/96. . . . . . . . . . . . . . .   14,780,700
           15,000,000  U.S. Treasury Bill, 4.89%, 4/25/96. . . . . . . . . . . . . . .   14,767,200
           10,000,000  U.S. Treasury Bill, 4.97%, 5/2/96 . . . . . . . . . . . . . . .    9,833,000


      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                            INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------



             Principal                                                                    Value ($)
              Amount ($)                                                                   (Note A)
---------------------------------------------------------------------------------------------------


           15,000,000  U.S. Treasury Bill, 4.98%, 5/9/96 . . . . . . . . . . . . . . . . 14,734,950
            8,000,000  U.S. Treasury Bill, 4.99%, 5/16/96. . . . . . . . . . . . . . . .  7,850,880
            8,000,000  U.S. Treasury Bill, 4.99%, 5/30/96. . . . . . . . . . . . . . . .  7,836,080
           10,000,000  U.S. Treasury Bill, 5.00%, 6/13/96. . . . . . . . . . . . . . . .  9,775,900
            5,000,000  U.S. Treasury Bill, 5.02%, 6/20/96. . . . . . . . . . . . . . . .  4,882,900
                                                                                        -----------
                       TOTAL U.S. TREASURY OBLIGATIONS
                         (Cost $274,835,095) . . . . . . . . . . . . . . . . . . . . . .275,028,516
                                                                                        -----------

---------------------------------------------------------------------------------------------------

                       TOTAL INVESTMENT PORTFOLIO -- 100.0%
                        (Cost $392,811,095) (a). . . . . . . . . . . . . . . . . . . . .393,004,516
                                                                                        -----------
                                                                                        -----------

(a) The cost for federal income tax purposes was $392,811,095. At December 31, 1995, net unrealized appreciation for all securities based on tax cost was $193,421. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $196,930 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,509.

       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCUDDER U.S. TREASURY MONEY FUND
FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
                       STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------

DECEMBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------

ASSETS
Investments, at value (including repurchase agreements
     of $117,976,000) (identified cost $392,811,095)
     (Note A). . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           $ 393,004,516
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                               1,296,181
Receivables:
     Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . .                               3,845,764
     Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                  84,501
Other assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                   2,792
                                                                                                   -----------
        Total assets . . . . . . . . . . . . . . . . . . . . . . . . .                             398,233,754
LIABILITIES
Payables:
     Fund shares redeemed. . . . . . . . . . . . . . . . . . . . . . .         $ 3,285,440
     Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . .              89,397
     Accrued management fee (Note B) . . . . . . . . . . . . . . . . .              52,214
     Other accrued expenses (Note B) . . . . . . . . . . . . . . . . .             241,838
                                                                               -----------
        Total liabilities. . . . . . . . . . . . . . . . . . . . . . .                               3,668,889
                                                                                                 -------------
Net assets, at value . . . . . . . . . . . . . . . . . . . . . . . . .                           $ 394,564,865
                                                                                                 -------------
                                                                                                 -------------
NET ASSETS
Net assets consist of:
     Net unrealized appreciation on investments. . . . . . . . . . . .                           $     193,421
     Shares of beneficial interest . . . . . . . . . . . . . . . . . .                               3,943,714
     Additional paid-in capital. . . . . . . . . . . . . . . . . . . .                             390,427,730
                                                                                                 -------------
Net assets, at value . . . . . . . . . . . . . . . . . . . . . . . . .                           $ 394,564,865
                                                                                                 -------------
                                                                                                 -------------

Net asset value, offering and redemption price per share
     ($394,564,865 DIVIDED BY 394,371,444 outstanding shares of beneficial interest, $.01 par value, unlimited number
     of shares authorized) . . . . . . . . . . . . . . . . . . . . . .                                  $1.00
                                                                                                        -----
                                                                                                        -----

       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                            FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)
-------------------------------------------------------------------------------
INVESTMENT INCOME
Interest . . . . . . . . . . . . . . . . . .                       $ 11,123,860

Expenses:
Management fee (Note B). . . . . . . . . . .    $     971,129
Services to shareholders (Note B). . . . . .          638,791
Custodian and accounting fees (Note B) . . .           51,055
Trustees' fees (Note B). . . . . . . . . . .           10,740
Reports to shareholders. . . . . . . . . . .           40,389
State registration . . . . . . . . . . . . .           27,618
Auditing . . . . . . . . . . . . . . . . . .           16,647
Legal. . . . . . . . . . . . . . . . . . . .           10,061
Other. . . . . . . . . . . . . . . . . . . .           11,039
                                               --------------
Total expenses before reductions . . . . . .        1,777,469
Expense reductions (Note B). . . . . . . . .         (505,486)
Expenses, net. . . . . . . . . . . . . . . .   ---------------        1,271,983
                                                                    -----------
Net investment income. . . . . . . . . . . .                          9,851,877
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net unrealized appreciation on investments
        during the period. . . . . . . . . .                             68,732
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 9,920,609
                                                                    -----------
                                                                    -----------


       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCUDDER U.S. TREASURY MONEY FUND
-------------------------------------------------------------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                      SIX MONTHS
                                                        ENDED
                                                     DECEMBER 31,     YEAR ENDED
                                                         1995           JUNE 30,
INCREASE (DECREASE) IN NET ASSETS                    (UNAUDITED)          1995
----------------------------------------------------------------------------------
Operations:

Net investment income . . . . . . . . . . . . . . .  $  9,851,877     $ 17,568,420

Net realized gain from investment
   transactions . . . . . . . . . . . . . . . . . .            --           20,664

Net unrealized appreciation on
   investments during the period. . . . . . . . . .        68,732          420,699
                                                     ------------     ------------

Net increase in net assets resulting from
   operations . . . . . . . . . . . . . . . . . . .     9,920,609       18,009,783
                                                     ------------     ------------

Distributions to shareholders:
From net investment income ($.025 and $.046
   per share, respectively) . . . . . . . . . . . .    (9,851,877)     (17,568,420)
                                                     ------------     ------------

From net realized gains from investment
   transactions . . . . . . . . . . . . . . . . . .            --          (20,664)
                                                     ------------     ------------

Fund share transactions at net asset value of
   $1.00 per share:
Shares sold . . . . . . . . . . . . . . . . . . . .   303,284,144      647,745,827

Shares issued to shareholders in
   reinvestment of distributions. . . . . . . . . .     9,224,174       15,894,921

Shares redeemed . . . . . . . . . . . . . . . . . .  (301,489,417)    (663,250,580)
                                                     ------------     ------------

Net increase in net assets from
   Fund share transactions. . . . . . . . . . . . .    11,018,901          390,168
                                                     ------------     ------------

INCREASE IN NET ASSETS. . . . . . . . . . . . . . .    11,087,633          810,867

Net assets at beginning of period . . . . . . . . .   383,477,232      382,666,365
                                                     ------------     ------------

NET ASSETS AT END OF PERIOD . . . . . . . . . . . .  $394,564,865     $383,477,232
                                                     ------------     ------------
                                                     ------------     ------------


       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS.



                       SIX MONTHS
                          ENDED
                       DECEMBER 31,                                      YEARS ENDED JUNE 30,
                          1995     -----------------------------------------------------------------------------------------------
                       (UNAUDITED)   1995     1994      1993      1992      1991      1990      1989      1988      1987      1986
                       -----------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of
 period. . . . . . . .    $1.000   $1.000   $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000
                          ------   ------   ------    ------    ------    ------    ------    ------    ------    ------    ------
  Net investment
    income . . . . . .      .025     .046     .027      .027      .044      .065      .075      .074      .055      .050      .064

  Less distributions
    from net investment
    income and net
    realized gains on
    investment
    transactions (b) .     (.025)   (.046)   (.027)    (.027)    (.044)    (.065)    (.075)    (.074)    (.055)    (.050)    (.064)
                          ------   ------   ------    ------    ------    ------    ------    ------    ------    ------    ------
Net asset value,
  end of period. . . .    $1.000   $1.000   $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000
                          ------   ------   ------    ------    ------    ------    ------    ------    ------    ------    ------
                          ------   ------   ------    ------    ------    ------    ------    ------    ------    ------    ------
Total Return (%) . . .    2.56**     4.70     2.74      2.74      4.48      6.71      7.74      7.66      5.69      5.13      6.63
Ratios and
Supplemental Data
Net assets, end
  of period
  ($ millions) . . . .       395      383      383       305       299       272       198       167       154       143       156
Ratio of operating
  expenses, to
  average daily net
  assets (%) (a) . . .      .65*      .65      .65       .65       .65       .82       .98      1.01      1.04       .92       .91
Ratio of net
  investment
  income to
  average daily
  net assets (%) . . .     5.05*     4.61     2.75      2.69      4.31      6.37      7.46      7.41      5.54      4.95      6.39
(a) Operating
  expense ratio,
  including
  management
  fee not imposed
  by the adviser (%) .      .91*      .90      .90       .85       .85       .91        --        --        --        --        --


(b)   Net realized capital gains were less than 6/10 of 1 CENTS per share.

      *  Annualized

     **  Not annualized

SCUDDER U.S. TREASURY MONEY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A.  SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------------
Scudder U.S. Treasury Money Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

SECURITY VALUATION. Portfolio securities which have remaining maturities of sixty days or less are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940. Portfolio securities for which market quotations are readily available and which have remaining maturities of sixty-one days or more from the date of valuation are valued at the calculated mean between the over-the-counter bid and asked prices, using quotations supplied by independent registered broker/dealers. On the sixtieth day prior to maturity and thereafter until maturity, securities originally purchased with more than sixty days remaining to maturity are valued at amortized cost calculated daily, based upon the market valuation of the securities on the sixty-first day prior to maturity. Other securities are appraised at fair value as determined in good faith by or on behalf of the Trustees of the Fund. Repurchase agreements are valued at identified cost which, when combined with accrued interest receivable, approximates market.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement and the underlying collateral, is equal to at least 100.5% of the resale price.


FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund accordingly paid no federal income taxes and no provision for federal income taxes was required.

                                                   NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
DISTRIBUTION OF INCOME AND GAINS. All of the net investment income of the Fund is declared as a dividend to shareholders of record as of twelve o'clock noon on each business day and is paid to shareholders monthly. During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

OTHER. Investment security transactions are accounted for on a trade-date basis (which in most instances, is the same as the settlement date). Interest income is accrued pro rata to maturity. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

B.  RELATED PARTIES
-------------------------------------------------------------------------------
Under the Investment Management Agreement (the "Management Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Fund agrees to pay the Adviser a fee equal to an annual rate of 0.50% of its average daily net assets computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Management Agreement. The Agreement also provides that if the Fund's expenses, exclusive of taxes, interest and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. The Adviser has agreed not to impose all or a portion of its management fee until October 31, 1996, and during such period to maintain the annualized expenses of the Fund at not more than 0.65% of average daily net assets. Accordingly, for the six months ended December 31, 1995, the Adviser did not impose a portion of its fees amounting to $505,486, and the portion imposed amounted to $465,643, of which $52,214 is unpaid at December 31, 1995.

SCUDDER U.S. TREASURY FUND
-------------------------------------------------------------------------------
Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the six months ended December 31, 1995, the amount charged to the Fund by SSC aggregated $548,337, of which $158,069 is unpaid at December 31, 1995.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the six months ended December 31, 1995, the amount charged to the Fund by SFAC aggregated $24,516, of which $4,085 is unpaid at December 31, 1995.

The Fund pays each Trustee not affiliated with the Adviser $4,000 annually plus specified amounts for attended board and committee meetings. For the six months ended December 31, 1995, Trustees' fees and expenses aggregated $10,740.

                                                                 TAX INFORMATION

By now shareholders to whom year-end tax reporting is required by the IRS should have received their Form 1099-DIV and tax information letter from the Fund.
For corporate shareholders no amount of the income dividends paid by the Fund qualified for the dividends received deduction.

In many states the amount of net investment income dividends you received which are derived from direct obligations of the U.S. Government is exempt from your state income taxes. Of the Fund's 1994 dividends from net investment income, 66.2% was derived from direct obligations of the U.S. Government.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Scudder Fund account, please call a Scudder Investor Relations Representative at 1-800-225-5163.

OFFICERS AND TRUSTEES

David S. Lee*
    President and Trustee

E. Michael Brown*
    Trustee

Dawn-Marie Driscoll
    Trustee; Attorney and Corporate Director

George M. Lovejoy, Jr.
    Trustee; President and Director, Fifty Associates

Jean C. Tempel
    Trustee; General Partner,
    TL Ventures

Stephen L. Akers*
    Vice President

Jerard K. Hartman*
    Vice President

Thomas W. Joseph*
    Vice President

Dudley H. Ladd*
    Vice President

Thomas F. McDonough*
    Vice President and Secretary

Pamela A. McGrath*
    Vice President and Treasurer

Robert T. Neff*
    Vice President

Edward J. O'Connell*
    Vice President and Assistant Treasurer

Coleen Downs Dinneen*
    Assistant Secretary

*Scudder, Stevens & Clark, Inc.

INVESTMENT PRODUCTS AND SERVICES


 The Scudder Family of Funds
-----------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------
                  Money Market                                        Income
                   Scudder Cash Investment Trust                       Scudder Emerging Markets Income Fund
                   Scudder U.S. Treasury Money Fund                    Scudder Global Bond Fund
                  Tax Free Money Market+                               Scudder GNMA Fund
                   Scudder Tax Free Money Fund                         Scudder Income Fund
                   Scudder California Tax Free Money Fund*             Scudder International Bond Fund
                   Scudder New York Tax Free Money Fund*               Scudder Short Term Bond Fund
                  Tax Free+                                            Scudder Zero Coupon 2000 Fund
                   Scudder California Tax Free Fund*                  Growth
                   Scudder High Yield Tax Free Fund                    Scudder Capital Growth Fund
                   Scudder Limited Term Tax Free Fund                  Scudder Development Fund
                   Scudder Managed Municipal Bonds                     Scudder Global Fund
                   Scudder Massachusetts Limited Term Tax Free Fund*   Scudder Global Small Company Fund
                   Scudder Massachusetts Tax Free Fund*                Scudder Gold Fund
                   Scudder Medium Term Tax Free Fund                   Scudder Greater Europe Growth Fund
                   Scudder New York Tax Free Fund*                     Scudder International Fund
                   Scudder Ohio Tax Free Fund*                         Scudder Latin America Fund
                   Scudder Pennsylvania Tax Free Fund*                 Scudder Pacific Opportunities Fund
                   Growth and Income                                   Scudder Quality Growth Fund
                   Scudder Balanced Fund                               Scudder Small Company Value Fund
                   Scudder Growth and Income Fund                      Scudder Value Fund
                                                                       The Japan Fund
 Retirement Plans and Tax-Advantaged Investments
 -----------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------
                   IRAs                                                403(b) Plans
                   Keogh Plans                                         SEP-IRAs
                   Scudder Horizon Plan+++* (a variable annuity)         Profit Sharing and Money Purchase
                   401(k) Plans                                            Pension Plans
 Closed-End Funds#
 -----------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------
                   The Argentina Fund, Inc.                            The Latin America Dollar Income Fund, Inc.
                   The Brazil Fund, Inc.                               Montgomery Street Income Securities, Inc.
                   The First Iberian Fund, Inc.                        Scudder New Asia Fund, Inc.
                   The Korea Fund, Inc.                                Scudder New Europe Fund, Inc.
                                                                       Scudder World Income
                                                                           Opportunities Fund, Inc.
 Institutional Cash Management
 -----------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------
                   Scudder Institutional Fund, Inc.                    Scudder Treasurers Trust(TM)++
                   Scudder Fund, Inc.
 -----------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------
For complete information on any of the above Scudder funds,  including management fees and expenses,  call or write for a free  prospectus.  Read it carefully  before you invest or send money.  +A portion of the income from the tax-free funds may be subject to federal,  state,  and local taxes.  *Not available in all states.  +++A no-load  variable  annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies,
1-800-225-2470.  #These funds,  advised by Scudder,  Stevens & Clark, Inc. are traded on various stock exchanges.  ++For information on Scudder  Treasurers  Trust,(TM) an institutional cash management service that utilizes certain portfolios of Scudder Fund, Inc. ($100,000 minimum), call 1-800-541-7703.




                                       17

HOW TO CONTACT SCUDDER

 Account Service and Information
 -------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------

                                         For existing account service and transactions
                                         SCUDDER INVESTOR RELATIONS
                                         1-800-225-5163

                                         For personalized information about your
                                         Scudder    accounts;    exchanges   and
                                         redemptions;   or  information  on  any
                                         Scudder    fund    SCUDDER    AUTOMATED
                                         INFORMATION LINE (SAIL) 1-800-343-2890
 Investment Information
 -------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------

                                         To   receive   information   about  the
                                         Scudder    funds,     for    additional
                                         applications and  prospectuses,  or for
                                         investment  questions  SCUDDER INVESTOR
                                         RELATIONS 1-800-225-2470

                                         For establishing 401(k) and 403(b) plans
                                         SCUDDER DEFINED CONTRIBUTION SERVICES
                                         1-800-323-6105
 Please address all correspondence to
 -------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------

                                         THE SCUDDER FUNDS
                                         P.O. BOX 2291
                                         BOSTON, MASSACHUSETTS
                                         02107-2291
 Or stop by a Scudder Funds Center
 -------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------

                                         Many  shareholders  enjoy the  personal,  one-on-one  service of the
                                         Scudder  Funds  Centers.  Check for a Funds Center near you--they can be found in the following cities:
                                         Boca Raton                            New York
                                         Boston                                Portland, OR
                                         Chicago                               San Diego
                                         Cincinnati                            San Francisco
                                         Los Angeles                           Scottsdale
 -------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------

                                         For    information   on   Scudder      For information   on   Scudder
                                         Treasurers Trust,(TM) an institutional Institutional    Funds,*   funds
                                         cash management service for            designed to meet the  broad
                                         corporations,   non-profit             investment management and
                                         organizations and trusts that uses     service  needs of banks and
                                         certain portfolios of Scudder Fund,    other  institutions,  call
                                         Inc.* ($100,000 minimum),   call       1-800-854-8525.
                                         1-800-541-7703.
 -------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------

    Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.
 * Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Celebrating Over 75 Years of Serving Investors


     Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer 37 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.


     Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.